Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2013	Feb. 24, 2014	Jun. 30, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	EverBank Financial Corp
Entity Central Index Key	0001502749
Document Type	8-K
Document Period End Date	Dec. 31, 2013
Amendment Flag	false
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Trading Symbol	EVER
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 1,277,795,003
Entity Common Stock, Shares Outstanding		122,690,732